Revenue recognition and operating segments - Analysis of revenue by type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers
Revenue	$ 6,908	$ 6,617	[1]	$ 6,385	[1]
Contract service revenue
Disclosure of disaggregation of revenue from contracts with customers
Revenue	4,803	4,643		4,489
Job work
Disclosure of disaggregation of revenue from contracts with customers
Revenue	1,549	1,472		1,365
Sales of goods
Disclosure of disaggregation of revenue from contracts with customers
Revenue	$ 556	$ 502		$ 531

[1]	Refer to foreign currency translation in material accounting policies section.